UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21064

ALLIANCEBERNSTEIN GLOBAL RESEARCH GROWTH

FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: June 30, 2008

Date of reporting period: September 30, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS.

Global Research Growth Fund

Portfolio of Investments

September 30, 2007 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.3%
Financials - 24.9%
Capital Markets - 13.7%
3i Group PLC	44,086	$899,994
The Blackstone Group LP (a)	128,100	3,212,748
Credit Suisse Group	62,207	4,134,525
Franklin Resources, Inc.	6,800	867,000
Janus Capital Group, Inc.	44,600	1,261,288
Lehman Brothers Holdings, Inc.	77,300	4,771,729
Macquarie Bank Ltd.	21,690	1,618,748
Merrill Lynch & Co., Inc.	20,400	1,454,112
MF Global Ltd. (a)	29,400	852,600
UBS AG (Swiss Virt-X)	70,489	3,787,209

		22,859,953

Commercial Banks - 3.3%
Banco Bilbao Vizcaya Argentaria SA	67,385	1,580,522
Banco Itau Holding Financeira SA	18,100	914,381
Standard Chartered PLC	47,724	1,562,979
Turkiye Is Bankasi-Class C	252,014	1,515,900

		5,573,782

Diversified Financial Services - 3.8%
CME Group, Inc.-Class A	2,759	1,620,499
JPMorgan Chase & Co.	87,339	4,001,873
NYSE Euronext	9,900	783,783

		6,406,155

Insurance - 3.5%
American International Group, Inc.	36,100	2,442,165
Axis Capital Holdings Ltd.	12,300	478,593
QBE Insurance Group Ltd.	45,246	1,352,091
Swiss Reinsurance	17,510	1,557,144

		5,829,993

Thrifts & Mortgage Finance - 0.6%
Housing Development Finance Corp.	14,635	925,921

		41,595,804

Information Technology - 14.6%
Communications Equipment - 3.1%
Cisco Systems, Inc. (a)	73,996	2,450,008
Juniper Networks, Inc. (a)	18,200	666,302
Nokia OYJ	43,714	1,658,658
Qualcomm, Inc.	11,100	469,086

		5,244,054

Computers & Peripherals - 3.5%
Apple, Inc. (a)	10,000	1,535,400
Hewlett-Packard Co.	31,400	1,563,406
InnoLux Display Corp.	74,868	319,844
International Business Machines Corp.	14,700	1,731,660
Sun Microsystems, Inc. (a)	119,091	668,100

		5,818,410

Electronic Equipment & Instruments - 0.6%
HON HAI Precision Industry Co. Ltd. (GDR)	44,609	672,516
Murata Manufacturing Co. Ltd.	3,800	272,445

		944,961

Internet Software & Services - 1.5%
eBay, Inc. (a)	24,400	952,088
Google, Inc.-Class A (a)	2,747	1,558,291

		2,510,379

IT Services - 0.2%
Genpact Ltd. (a)	6,600	111,870
Infosys Technologies Ltd. (ADR)	4,100	198,399

		310,269

Office Electronics - 0.2%
Konica Minolta Holdings, Inc.	20,500	346,112

Semiconductors & Semiconductor Equipment - 3.0%
Advanced Semiconductor Engineering, Inc.	201,000	219,701
ASML Holding NV (a)	8,481	279,842
Broadcom Corp.-Class A (a)	20,850	759,774
Integrated Device Technology, Inc. (a)	14,500	224,460
Intel Corp.	70,900	1,833,474
Lam Research Corp. (a)	3,400	181,084
MediaTek, Inc.	20,000	359,526
Nvidia Corp. (a)	15,750	570,780
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	1	10
Texas Instruments, Inc.	16,005	585,623

		5,014,274

Software - 2.5%
Adobe Systems, Inc. (a)	16,408	716,373
Citrix Systems, Inc. (a)	13,500	544,320
Microsoft Corp.	47,400	1,396,404
Oracle Corp. (a)	39,944	864,788
Shanda Interactive Entertainment Ltd. (ADR) (a)	5,500	204,655
VMware, Inc.-Class A (a)	4,400	374,000

		4,100,540

		24,288,999

Industrials - 11.2%
Aerospace & Defense - 2.9%
BAE Systems PLC	141,788	1,424,834
Boeing Co.	13,800	1,448,862

Lockheed Martin Corp.	3,300	358,017
United Technologies Corp.	21,100	1,698,128

		4,929,841

Airlines - 0.5%
Continental Airlines, Inc.-Class B (a)	23,200	766,296

Building Products - 0.9%
American Standard Cos, Inc.	15,580	554,959
Cie de Saint-Gobain	8,614	899,461

		1,454,420

Electrical Equipment - 1.5%
ABB Ltd.	44,816	1,175,641
Emerson Electric Co.	24,400	1,298,568

		2,474,209

Industrial Conglomerates - 2.2%
General Electric Co.	53,580	2,218,212
Siemens AG	10,241	1,402,117

		3,620,329

Machinery - 1.7%
Atlas Copco AB	60,561	1,043,367
Danaher Corp.	13,790	1,140,571
Deere & Co.	4,800	712,416

		2,896,354

Trading Companies & Distributors - 1.5%
Mitsubishi Corp.	33,200	1,045,634
Mitsui & Co. Ltd.	64,000	1,547,769

		2,593,403

		18,734,852

Health Care - 10.6%
Biotechnology - 1.4%
Celgene Corp. (a)	7,500	534,825
Genentech, Inc. (a)	11,210	874,604
Gilead Sciences, Inc. (a)	24,400	997,228

		2,406,657

Health Care Equipment & Supplies - 1.4%
Alcon, Inc.	7,450	1,072,204
Becton Dickinson & Co.	8,600	705,630
Nobel Biocare Holding AG	2,273	615,757

		2,393,591

Health Care Providers & Services - 2.5%
Aetna, Inc.	17,900	971,433
Laboratory Corp. of America Holdings (a)	9,258	724,253
Medco Health Solutions, Inc. (a)	7,300	659,847
WellPoint, Inc. (a)	22,650	1,787,538

		4,143,071

Pharmaceuticals - 5.3%
Abbott Laboratories	11,700	627,354
Eli Lilly & Co.	12,100	688,853
Merck & Co., Inc.	29,900	1,545,531

Novartis AG	14,496	797,473
Roche Holding AG	7,291	1,320,197
Schering-Plough Corp.	43,100	1,363,253
Takeda Pharmaceutical Co. Ltd.	5,600	392,733
Teva Pharmaceutical Industries, Ltd. (ADR)	31,200	1,387,464
Wyeth	15,300	681,615

		8,804,473

		17,747,792

Energy - 10.6%
Energy Equipment & Services - 3.2%
Baker Hughes, Inc.	32,854	2,969,016
Technip SA	16,985	1,516,187
Tenaris SA (ADR)	15,700	826,134

		5,311,337

Oil, Gas & Consumable Fuels - 7.4%
Addax Petroleum Corp.	25,990	1,025,072
China Shenhua Energy Co., Ltd.-Class H	328,000	1,964,307
Gazprom OAO (ADR)	50,349	2,220,391
Noble Energy, Inc.	33,620	2,354,745
Petro-Canada	29,864	1,713,506
Petroleo Brasileiro SA (ADR)	12,300	795,810
Total SA	28,384	2,300,039

		12,373,870

		17,685,207

Consumer Staples - 8.5%
Beverages - 0.2%
PepsiCo, Inc.	5,500	402,930

Food & Staples Retailing - 1.8%
Safeway, Inc.	29,500	976,745
Walgreen Co.	16,000	755,840
Wal-Mart de Mexico SAB de CV Series V	329,574	1,208,324

		2,940,909

Food Products - 3.6%
Archer-Daniels-Midland Co.	39,200	1,296,736
Bunge Ltd.	10,100	1,085,245
Nestle SA	4,569	2,048,240
WM Wrigley Jr Co.	25,675	1,649,105

		6,079,326

Household Products - 1.2%
Procter & Gamble Co.	29,220	2,055,335

Personal Products - 0.6%
L’Oreal SA	7,450	975,418

Tobacco - 1.1%
Altria Group, Inc.	25,900	1,800,827

		14,254,745

Consumer Discretionary - 7.6%
Auto Components - 0.5%
Denso Corp.	18,200	682,637

WABCO Holdings, Inc.	3,193	149,273

		831,910

Automobiles - 1.6%
Fiat SpA	50,482	1,524,945
Porsche AG	331	706,015
Suzuki Motor Corp.	14,700	433,157

		2,664,117

Diversified Consumer Services - 0.7%
Apollo Group, Inc.-Class A (a)	18,200	1,094,730

Hotels Restaurants & Leisure - 1.7%
Accor SA	12,691	1,125,942
Ctrip.com International Ltd. (ADR)	6,800	352,240
Ladbrokes PLC	88,156	777,670
Punch Taverns PLC	29,098	584,346

		2,840,198

Media - 0.8%
Comcast Corp.-Class A (a)	58,400	1,412,112

Multiline Retail - 1.4%
Kohl’s Corp. (a)	30,400	1,742,832
Nordstrom, Inc.	13,600	637,704

		2,380,536

Specialty Retail - 0.9%
Esprit Holdings Ltd.	39,500	625,883
Inditex SA	12,442	841,009

		1,466,892

		12,690,495

Materials - 7.1%
Chemicals - 2.0%
Air Products & Chemicals, Inc.	25,200	2,463,552
Monsanto Co.	8,800	754,512

		3,218,064

Metals & Mining - 5.1%
Cia Vale do Rio Doce (ADR)	39,000	1,323,270
Cia Vale do Rio Doce (Sponsored) (ADR)	38,000	1,081,100
Rio Tinto PLC	37,035	3,187,479
Sterlite Industries India Ltd. (ADR) (a)	64,100	1,185,850
Xstrata PLC	26,798	1,779,634

		8,557,333

		11,775,397

Telecommunication Services - 1.7%
Diversified Telecommunication Services - 0.4%
Telekomunikasi Indonesia Tbk PT (ADR)	5,100	248,982
Verizon Communications, Inc.	8,500	376,380

		625,362

Wireless Telecommunication Services - 1.3%
America Movil SAB de CV Series L (ADR)	11,600	742,400
Bharti Airtel Ltd. (a)	9,981	234,708
MTN Group Ltd.	8,127	123,212

Vimpel-Communications (ADR)	16,000	432,640
Vodafone Group PLC	167,436	603,520

		2,136,480

		2,761,842

Utilities - 1.5%
Independent Power Producers & Energy Traders - 1.5%
International Power PLC	111,756	1,031,541
NTPC Ltd.	300,900	1,464,572

		2,496,113

Total Common Stocks (cost $135,983,160)		164,031,246

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 1.3%
Time Deposit - 1.3%
The Bank of New York
3.75%, 10/01/07 (cost $2,189,000)	$2,189	2,189,000

Total Investments - 99.6%
(cost $138,172,160)		166,220,246
Other assets less liabilities—0.4%		639,360

Net Assets - 100.0%		$166,859,606

(a)	Non-income producing security.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt

Country Breakdown *

Global Research Growth Fund

September 30, 2007 (unaudited)

Summary

51.3%	United States
9.9%	Switzerland
7.1%	United Kingdom
4.1%	France
2.8%	Japan
2.5%	Brazil
2.4%	India
1.8%	Australia
1.7%	Canada
1.6%	Russia
1.5%	Bermuda
1.5%	Spain
1.3%	Germany
9.2%	Other
1.3%	Short-Term Investments

100.0%	Total Investments

*	All data are as of September 30, 2007. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. ‘Other’ country weightings represents 1.3% or less in the following countries: Argentina, Cayman Islands, China, Finland, Hong Kong, Indonesia, Israel, Italy, Mexico, Netherlands, South Africa, Sweden, Taiwan, Turkey.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Global Research Growth Fund, Inc.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date:	November 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date:	November 21, 2007

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	November 21, 2007